VESSELS	6 Months Ended
Jun. 30, 2019
VESSELS [Abstract]
VESSELS
5. VESSELS

Vessels, net, consist of the carrying value of 23 vessels as of June 30, 2019 and December 31, 2018. Vessels, Net, includes capitalized unamortized drydocking costs.

Depreciation is calculated based on cost less estimated residual value of $8.0 million per vessel over the estimated useful life of the vessel using the straight-line method. The estimated useful life of a vessel is 25 years from the date the vessel is delivered from the shipyard.

All figures in USD ‘000	January 1 – June 30, 2019	January 1 - December 31, 2018
Vessels as of January 1	1,307,087	1,769,967
Additions Vessels	557	169,446
Disposals Vessels	-	(632,326)
Drydocking as of January 1	52,331	119,303
Additions Drydocking	446	8,210
Disposals Drydocking	-	(75,182)
Total Vessels and Drydocking	1,360,421	1,359,418
Less Accumulated Depreciation	(437,146)	(405,660	)*
Less Accumulated Impairment Loss on Vessels	-	-	**
Vessels, net	923,275	953,758

*Depreciation charges of $497.0 million related to vessels disposed of in 2018 is excluded

** Impairment charges of $112.7 million related to vessels disposed of in 2018 is excluded

Impairment Loss on Vessels
The Company recorded an impairment loss of $2.2 million for the year ended December 31, 2018 related to the vessels disposed of in 2018.

The Company reviewed its assets for impairment on an asset by asset basis. In determining whether the assets are recoverable, the Company compared the estimate of the undiscounted cash flows expected to be generated by the assets to its carrying value. As of June 30, 2019 it was determined that the sum of the undiscounted cash flows for each vessel exceeded its carrying value and no impairment was recorded.

In developing estimates of future undiscounted cash flows, we made assumptions and estimates based on historical trends as well as future expectations. The most important assumption in determining undiscounted cash flows are the estimated freight rates. Freight rates are volatile and the analysis is based on market rates obtained from third parties, in combination with historical achieved rates by the Company.